Foreign currency forward contracts (Details) In Thousands, unless otherwise specified			12 Months Ended								12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Foreign exchange forward contracts USD ($)	Dec. 31, 2011 Foreign exchange forward contracts CNY	Dec. 31, 2011 Foreign exchange forward contracts EUR (€)	Dec. 31, 2010 Foreign exchange forward contracts USD ($)	Dec. 31, 2010 Foreign exchange forward contracts CNY	Dec. 31, 2010 Foreign exchange forward contracts EUR (€)	Dec. 31, 2009 Foreign exchange forward contracts CNY	Dec. 31, 2011 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2011 Foreign exchange forward contracts Cash Flow Hedge	Dec. 31, 2011 Foreign exchange forward contracts Cash Flow Hedge Designated as hedging instruments CNY	Dec. 31, 2010 Foreign exchange forward contracts Cash Flow Hedge Designated as hedging instruments CNY	Dec. 31, 2010 Embedded foreign currency derivatives CNY	Dec. 31, 2010 Capped call options CNY	Dec. 31, 2011 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2010 Embedded derivatives underlying convertible notes CNY
Foreign currency forward contracts
Hedging period, cash flows associated with third-party sales (in months)											12 months
Notional amount of derivative contracts entered			$ 374,738		€ 295,902	$ 335,976		€ 186,593
Gain /(loss) from the change in the fair value on the effective portion of derivative contract				9,428			2,326		(831)
Gain from the change in the fair value on the ineffective portion of derivative contract				33,323
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount			41,167		23,617	67,136		12,807		293,270		158,898	557,407	238,417
Estimate fair value										11,596		11,755	2,493		9,127
Embedded foreign currency derivatives recorded in derivative assets														5,464
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)														(32)	(66,174)